Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests - Footnotes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Foreign currency translation income (loss) attributable to noncontrolling interests	$ (11)	$ (20)	$ 14
GSK Consumer Healthcare [Member]
Schedule of Equity Method Investments [Line Items]
Other comprehensive income (loss), foreign currency transaction and translation adjustment, net of tax	$ 978